Consolidated Statements of Income (Restated) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Interest and Dividend Income
Loans, including fees	[1]	$ 10,157	$ 8,724
Securities - taxable	[1]	304	269
Securities - tax exempt	[1]	110	99
Mortgage-backed securities	[1]	116	202
Other	[1]	45	23
Total Interest and Dividend Income	[1]	10,732	9,317
Interest Expense
Deposits	[1]	1,811	1,436
Short-term borrowings	[1]	102	9
Long-term borrowings	[1]	865	711
Total Interest Expense	[1]	2,778	2,156
Net Interest Income	[1]	7,954	7,161
Provision for loan losses	[1]	271	180
Net Interest Income after Provision for loan losses	[1]	7,683	6,981
Other Income
Service fees	[1]	164	157
Fee income	[1]	174	169
Realized gain on sale of securities	[1]		36
Increase in cash surrender value of bank owned life insurance	[1]	62	67
Realized gain on sale of loans	[1]	2,146	2,252
Mortgage fee income	[1]	845	814
Other	[1]	185	160
Total Other Income	[1]	3,576	3,655
Other Expense
Salaries and employee benefits	[1]	6,609	6,095
Occupancy	[1]	1,069	1,006
Data processing costs	[1]	348	186
Advertising	[1]	162	125
Equipment	[1]	563	611
Electronic banking	[1]	93	115
Directors' fees	[1]	261	249
Mortgage fees and taxes	[1]	264
FDIC premium expense	[1]	103	138
Audit and tax services	[1]	182	141
Professional services	[1]	217	168
Other	[1]	770	663
Total Other Expense	[1]	10,641	9,497
Income before Income Taxes	[1]	618	1,139
Provision for Income Taxes	[1]	407	285
Net Income	[1]	$ 211	$ 854
Basic earnings per common share (in dollars per share)		$ 0.11	$ 0.45

[1]	Restated